ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The following is a summary of the major items of assets and liabilities classified as held for sale
(MILLIONS)	Total
Assets
Cash and cash equivalents	$8
Restricted cash	47
Trade receivables and other current assets	28
Property, plant and equipment, at fair value	749
Goodwill	22
Other long-term assets	66
Assets held for sale	$920
Liabilities
Current liabilities	$23
Non-recourse borrowings	360
Other long-term liabilities	150
Liabilities directly associated with assets held for sale	$533